GROUP STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Share capital	Share premium	Capital redemption reserve	Treasury shares	Other reserves [1]	Retained earnings	Total
Balance at beginning of period at Dec. 31, 2018	$ 177	$ 608	$ 18	$ (214)	$ (340)	$ 4,625	$ 4,874
Attributable profit for the year						600	600
Other comprehensive (expense)/income					16	(12)	4
Equity dividends declared and paid						(318)	(318)
Share-based payments recognised						32	32
Taxation on share-based payments						1	1
Purchase of own shares				(63)			(63)
Cost of shares transferred to beneficiaries				38		(29)	9
Cancellation of treasury shares				50		(50)
Issue of ordinary share capital		2					2
Balance at end of period at Dec. 31, 2019	177	610	18	(189)	(324)	4,849	5,141
Attributable profit for the year						448	448
Other comprehensive (expense)/income					(5)	6	1
Equity dividends declared and paid						(328)	(328)
Share-based payments recognised						26	26
Taxation on share-based payments						(4)	(4)
Purchase of own shares				(16)			(16)
Cost of shares transferred to beneficiaries				37		(28)	9
Cancellation of treasury shares				11		(11)
Issue of ordinary share capital		2					2
Balance at end of period at Dec. 31, 2020	177	612	18	(157)	(329)	4,958	5,279
Attributable profit for the year						524	524
Other comprehensive (expense)/income					(17)	57	40
Equity dividends declared and paid						(329)	(329)
Share-based payments recognised						41	41
Taxation on share-based payments						(1)	(1)
Purchase of own shares				0
Cost of shares transferred to beneficiaries				37		(25)	12
Issue of ordinary share capital		2					2
Balance at end of period at Dec. 31, 2021	$ 177	$ 614	$ 18	$ (120)	$ (346)	$ 5,225	$ 5,568

[1]	Attributable to equity holders of the Company and wholly derived from continuing operations.